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                     COLONIAL HIGH YIELD SECURITIES FUND, VS
                         COLONIAL GLOBAL EQUITY FUND, VS
                    COLONIAL INTERNATIONAL HORIZONS FUND, VS
                       STEIN ROE GLOBAL UTILITIES FUND, VS
                             LibeRTY VALUE FUND, VS
                  CRABBE HUSON REAL ESTATE INVESTMENT FUND, VS
                                  (the "Funds")

                           SUPPLEMENT TO PROSPECTUSES

                                Dated May 1, 2002

The respective Boards of Trustees of the Funds have approved proposals to reorganize each of the Funds into the respective Acquiring Fund listed below, subject to shareholder approval and the satisfaction of certain other conditions. If shareholders of a Fund approve the proposal relating to the reorganization of their Fund, and all other conditions are satisfied or waived, all of the assets of that Fund will be transferred to the respective Acquiring Fund and shareholders of that Fund will receive shares of the respective Acquiring Fund in exchange for their shares. Shareholders of each Fund are scheduled to vote on the proposal relating to the reorganization of their Fund at a special meeting of shareholders to be held on or about February 19, 2003. If approved at the special meeting, the reorganizations are proposed to take place by the end of April 2003. Shareholders of each Fund will be mailed information detailing the proposal for their Fund in early January 2003.

     FUNDS                                                  ACQUIRING FUNDS
     ------------------------------------------------------ -------------------------------------------------------
     Colonial High Yield Securities Fund, VS                Columbia High Yield Fund, VS*
     ------------------------------------------------------ -------------------------------------------------------
     ------------------------------------------------------ -------------------------------------------------------
     Colonial Global Equity Fund,VS                         Colonial International Fund for Growth, VS
     Colonial International Horizons Fund, VS
     Stein Roe Global Utilities Fund, VS
     ------------------------------------------------------ -------------------------------------------------------
     ------------------------------------------------------ -------------------------------------------------------
     Liberty Value Fund, VS                                 Colonial U.S. Growth & Income Fund, VS
     ------------------------------------------------------ -------------------------------------------------------
     ------------------------------------------------------ -------------------------------------------------------
     Crabbe Huson Real Estate Investment Fund, VS           Columbia Real Estate Equity Fund, VS**
     ------------------------------------------------------ -------------------------------------------------------

      * This will be a new series of a Liberty trust that will continue the investment policies of Galaxy VIP Columbia High Yield Fund II.

      ** This will be a new series of a Liberty trust that will continue the investment policies of Galaxy VIP Columbia Real Estate Equity Fund II.



                                                               November 5, 2002

         The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of any fund, nor is it a solicitation of any proxy. A prospectus/proxy statement relating to each reorganization (and containing important information about fees, expenses and risk considerations), will be filed with the SEC. Once it is effective, the prospectus/proxy statement will be mailed to shareholders. Copies of the prospectus/proxy statement and a related statement of additional information, and other documents filed with the SEC, will be available for free by contacting your Insurance Company. The prospectus/proxy statement will also be available for free on the SEC's website (http://www.sec.gov.). Please read the prospectus/proxy statement carefully before making any investment decisions.

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                           RYDEX HEALTH CARE FUND, VS
                        RYDEX FINANCIAL SERVICES FUND, VS
                  LIBERTY NEWPORT JAPAN OPPORTUNITIES FUND, VS

                            SUPPLEMENT TO PROSPECTUS
                                Dated May 1, 2002


On October 9, 2002, the Board of Trustees that oversees each Fund decided to terminate each Fund. The effective date of termination has not yet been determined but it is expected that each Fund will terminate by May 2003. Shareholders of each Fund will be notified as soon as a termination date is set.


                                       November 5, 2002